DESCRIPTION OF THE PLAN - Distributions and Plan Termination (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) Y
DESCRIPTION OF THE PLAN
Maximum vested account balance for required withdrawal from account | $	$ 5,000
Minimum vested account balance for option of deferred disbursement from account | $	$ 5,000
Age of employee until which receiving distributions may be deferred | Y	73
Age of employee for eligibility to take in service distributions | Y	59.5
Percentage of vesting in event of plan termination	100.00%